Significant Accounting Policies (Details Textual) (USD $)	8 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2013
Significant Accounting Policies (Textual)
Federal depository insurance coverage		$ 250,000
Warrants issued in connection with the Offering		4,200,000
Insider Warrants issued in connection with the Private Placement		3,600,000
Amount of accrued penalties or interest		$ 0
Ordinary shares subject to possible redemption		3,184,175
Ordinary shares subject to outstanding warrants		7,800,000
Units subject to outstanding options		400,000
Shares classified as temporary equity		3,184,175
Public Shares		4,200,000
Redemption price per share		$ 10.33
Number of ordinary shares forfeited by initial shareholders	133,333
IPO [Member]
Significant Accounting Policies (Textual)
Ordinary shares issued in offering		3,184,175